Organization and Summary of Significant Accounting Policies - Property and Equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Loss on assets no longer in service with no alternative use	$ 15.5	$ 1.1	$ 3.9
Research and development
Property, Plant and Equipment [Line Items]
Loss on assets no longer in service with no alternative use		0.7	$ 3.9
Cost of revenue
Property, Plant and Equipment [Line Items]
Loss on assets no longer in service with no alternative use	(0.9)	0.1
Selling, general, and administrative
Property, Plant and Equipment [Line Items]
Loss on assets no longer in service with no alternative use	$ 0.2	$ 0.3
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Assets Not In Use And Disposed Of
Property, Plant and Equipment [Line Items]
Loss on assets no longer in service with no alternative use	$ 1.1
Assets Disposed Of | Research and development
Property, Plant and Equipment [Line Items]
Loss on assets no longer in service with no alternative use	$ 14.4